RISK MANAGEMENT - Sensitivity to Interest Rate Risk of the Banking Book (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Interest Rate Risk | Sensitivity 100 bps
RISK MANAGEMENT
Assets	$ 1,152,782	$ 1,060,949	$ 75,052	$ 84,883
Liabilities	595,749	545,911	74,800	71,737
Net	$ 557,033	515,038	$ 252	$ 13,146
Equity price risk
RISK MANAGEMENT
Percentage of decrease in market value of investments	27.40%
Fair value	$ 41,096	$ 56,607
Delta, decrease in measurement input	14.70%	14.70%	14.70%	14.70%
Sensitivity (decrease in value)	$ 6,041	$ 8,321
Structural equity investments market value	$ 35,000	$ 41,000